Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting change
Retained Earnings (Accumulated Deficit)	SFr 31,064	SFr 32,834
Accumulated Other Comprehensive Income (Loss), Net of Tax	(21,326)	(23,150)
Net revenues	22,696	22,389	SFr 22,484
Total operating expenses	19,091	17,826	17,440
Compensation and benefits	8,963	9,890	10,036
General and administrative expenses	7,159	6,523	6,128
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	2,591	2,759
Bank
Accounting change
Retained Earnings (Accumulated Deficit)	14,932	15,871
Accumulated Other Comprehensive Income (Loss), Net of Tax	(19,359)	(20,239)
Net revenues	23,042	22,503	22,686
Total operating expenses	18,924	18,200	17,969
Compensation and benefits	8,011	8,860	9,105
General and administrative expenses	8,581	7,962	SFr 7,588
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	1,716	1,855
Operating Lease, Liability	SFr 1,861	SFr 1,981